Long-Term Debt	12 Months Ended
Dec. 31, 2023
Long-Term Debt [Abstract]
Long-Term Debt
9.	Long-Term Debt

The Company has entered into various loans with financial institutions. Long-term debt consisted of the following (in thousands):

	As of December 31,
	2023	2022
Term Loan	$1,378	$1,673
Less current portion	(268)	(269)
Long-term debt less current portion	$1,110	$1,404

Term Loan

In 2013, the Company entered into a term loan agreement with a financial institution for $4.1 million with a maturity date of November 26, 2028 (the “Term Loan”). The Term Loan bears a floating interest rate of the one-year savings account plus 0.43% per annum in the first two years and a floating interest rate of the one-year savings account plus 0.61% per annum for the remaining of the term, not to be lower than 1.8% during the entire term. The interest rate was equivalent to 2.20% as of December 31, 2023. The Term Loan is collateralized by a first position security interest in a floor of an office building owned by the Company in Taiwan.

Aggregate maturities of long-term debt, excluding unamortized debt issuance costs, were as follows (in thousands) as of December 31, 2023:

2024	$268
2025	274
2026	280
2027	287
2028	269
$1,378